VAT AND OTHER TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
VAT AND OTHER TAXES PAYABLE
VAT payable	$ 121,602	$ 162,034
Surcharge and fees	14,524	21,339
Income tax payable		23,979
Total VAT and Other Taxes Payable	$ 136,126	$ 207,352